Description of the Plan	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Description of Plan [Line Items]
Description of the Plan	Description of the Plan
The following description of the American Woodmark Corporation Retirement Savings Plan (“the Plan”) provides only general information. A complete description of the Plan provisions, including those relating to participation, vesting and benefits, is contained in the Plan document.

a.General

The Plan is a defined contribution plan that covers employees of American Woodmark Corporation (“the Corporation”) upon meeting certain eligibility requirements. All employees are eligible and can participate immediately in the Plan. Employees that do not actively enroll or opt out of the Plan during the initial enrollment period will automatically be enrolled at a contribution rate of 3% following 90 days of service. The automatic contribution rate auto escalates by 1% per calendar year, up to a contribution rate of 8%. Participants may modify this at any time. The Plan is subject to the provisions of the Employee Retirement Income Security Act of 1974 (“ERISA”), as amended. Newport Trust Company was the Plan trustee through April 24, 2025, which transitioned to Ascensus Trust from April 25, 2025 through October 31, 2025, and transitioned once more to Empower Trust Company beginning November 1, 2025. Further information regarding the Plan is available in the Plan document.

b.Contributions

The Plan allows participants to contribute up to 100% of their annual compensation excluding extraordinary remuneration not generally received by the participants as a class. The statutory maximum amount of contributions allowed was $23,500 and $23,000 for the years ended December 31, 2025 and 2024, respectively. Participants who are 50 years or older on the last day of the Plan year are eligible to contribute an additional catch-up contribution up to the limit imposed by law. The catch-up limit for 2025 and 2024 was $7,500. Beginning January 1, 2025, participants who are 60 to 63 years of age can contribute an additional $11,250 in higher catch-up contributions.

Participants may elect to invest their contributions in the investment options made available by the Corporation. The accounts of participants who have not made investment elections are automatically invested in the applicable Vanguard Target Retirement fund.

The Corporation makes safe harbor matching contributions equal to 100% of each participant’s salary reduction contribution up to the first 4% and 50% of the next 2% of the participant’s annual compensation. All safe harbor matching contributions are made in cash by the Corporation.

The Corporation also makes profit sharing contributions to each eligible participant in the Plan equal to 3% of the Corporation’s net income for fiscal years in which the Corporation’s net income equals or exceeds $15 million divided by the number of eligible employees. These contributions are made in the form of the Corporation’s common stock. Profit sharing contributions made in 2025 and 2024 were $2,983,698 and $5,274,842, respectively. Additional incentive contributions may be made at the option of the Corporation’s board of directors; however, none were made in 2025 or 2024.

c.Participant Accounts

Each participant’s account is credited with the participant’s contributions and the related matching contribution, an allocation of the Corporation’s profit sharing, incentive contributions, and Plan earnings. Allocations of income (losses) attributable to investment funds are made proportionately based upon account balances to each participant’s account.

d.Vesting

Participants are immediately vested in their contributions and the Corporation's profit sharing and safe harbor matching contributions plus actual earnings thereon. Matching contributions made prior to the plan becoming a safe harbor plan are subject to the five-year vesting schedule. Any non-vested funds in the accounts of terminated participants are forfeited after a five-year break in-service.

e.Loans

Participants are allowed to take out loans from their vested balances. The minimum loan amount is $1,000 and only one loan can be outstanding at any time. The maximum loan amount is equal to the lesser of 50% of the participant’s vested account or $50,000 in accordance with the Department of Labor’s regulations. Loan payments are made through payroll deductions with interest based on the prime interest rate as listed in the Wall Street Journal on the first day of the calendar quarter in which the loan is made plus 2%.

f.Payment of Benefits

Upon termination of service a participant may receive a lump-sum amount equal to the vested balance of their account, take a partial withdrawal of their account, or leave the vested balance in the Plan until Required Minimum Distributions are required.

g.Plan Termination

Although it has not expressed any intent to do so, the Corporation has the right under the Plan to amend, modify, suspend, or terminate the Plan.

h.Investment Options

Participants in the Plan may direct their individual contributions into any of the investment options offered by the Plan. The Plan provides that the Corporation’s matching contributions are invested in the employee’s current investment elections. The Corporation’s profit sharing contributions are automatically invested in the Corporation’s common stock, which is held by the American Woodmark Corporation Stock Fund (“the Stock Fund”). The Plan allows participants to diversify their profit sharing contributions out of the Stock Fund.

i.Forfeited accounts

At December 31, 2025 and 2024, the balance of forfeited non-vested accounts was $30,072 and $0, respectively. Forfeited account balances include terminated participants’ non-vested accounts and a one-time deposit in the amount of $81,393 in April 2025 from excess funds in the Corporation's terminated Pension Plan. The forfeited balances may be used to reduce future Corporation contributions or pay administrative expenses of the Plan. In 2025 and 2024, forfeited non-vested accounts were used to reduce employer profit sharing contributions by $87,688 and $0, respectively, and administrative expenses by $15,128 and $9,698, respectively.

j.Administrative Expenses

The Corporation pays for all recordkeeping services less any reimbursements to the Plan from the participating mutual funds, trustee, and custodial fees for the Corporation’s common stock. All other expenses are paid by the Plan.